Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The details of operating income by each segment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Card	Head- quarter and Others	Sub-total	Inter- segment transaction	Total
Net Interest income	1,289,088	1,699,913	5,601	40,913	378,019	743,092	4,156,626	605,274	4,761,900
Interest income	2,850,985	3,255,796	154,460	19,394	500,449	1,585,636	8,366,720	331,515	8,698,235
Interest expense	(1,227,921)	(1,880,195)	(18)	(81)	(122,430)	(979,449)	(4,210,094)	273,759	(3,936,335)
Inter-segment	(333,976)	324,312	(148,841)	21,600	—	136,905	—	—	—
Net non-interest income	554,957	513,686	115,111	18,015	98,034	279,437	1,579,240	(947,937)	631,303
Non-interest income	886,057	503,321	489,659	5,760,567	871,486	3,245,543	11,756,633	(366,953)	11,389,680
Non-interest expense	(353,032)	(25,993)	(374,548)	(5,742,552)	(773,452)	(2,907,816)	(10,177,393)	(580,984)	(10,758,377)
Inter-segment	21,932	36,358	—	—	—	(58,290)	—	—	—
Other expense	(1,790,292)	(1,795,561)	53,089	(44,187)	(321,265)	(470,592)	(4,368,808)	327,191	(4,041,617)
Administrative expense	(1,782,234)	(925,566)	(14,933)	(16,945)	(124,362)	(553,539)	(3,417,579)	267,192	(3,150,387)
Impairment losses on credit loss and others	(8,058)	(869,995)	68,022	(27,242)	(196,903)	82,947	(951,229)	59,999	(891,230)

Operating income	53,753	418,038	173,801	14,741	154,788	551,937	1,367,058	(15,472)	1,351,586
Non-operating income (expense)	(19,113)	(2,189)	43,728	197	(5,150)	136,954	154,427	(54,067)	100,360

Net income before income tax expense	34,640	415,849	217,529	14,938	149,638	688,891	1,521,485	(69,539)	1,451,946
Income tax expense	(8,383)	(98,886)	(52,642)	(3,615)	(32,780)	(136,891)	(333,197)	(43,357)	(376,554)

Net income	26,257	316,963	164,887	11,323	116,858	552,000	1,188,288	(112,896)	1,075,392

	For the year ended December 31, 2016
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Card	Head- quarter and Others	Sub-total	Inter- segment transaction	Total
Net Interest income	1,484,233	1,741,140	14,613	48,826	428,095	713,678	4,430,585	588,959	5,019,544
Interest income	2,979,811	3,026,148	153,160	19,575	556,681	1,492,148	8,227,523	284,789	8,512,312
Interest expense	(1,023,290)	(1,780,990)	(225)	(324)	(128,586)	(863,523)	(3,796,938)	304,170	(3,492,768)
Inter-segment	(472,288)	495,982	(138,322)	29,575	—	85,053	—	—	—
Net non-interest income	557,410	550,194	160,885	4,033	79,713	302,800	1,655,035	(955,695)	699,340
Non-interest income	923,810	535,514	605,026	7,590,087	986,147	4,563,280	15,203,864	(433,879)	14,769,985
Non-interest expense	(405,912)	(32,873)	(444,141)	(7,586,054)	(906,434)	(4,173,415)	(13,548,829)	(521,816)	(14,070,645)
Inter-segment	39,512	47,553	—	—	—	(87,065)	—	—	—
Other expense	(1,875,579)	(1,476,190)	(110,863)	(51,995)	(364,137)	(574,606)	(4,453,370)	308,692	(4,144,678)
Administrative expense	(1,788,672)	(966,878)	(14,983)	(17,964)	(148,001)	(793,978)	(3,730,476)	252,000	(3,478,476)
Impairment losses on credit loss and others	(86,907)	(509,312)	(95,880)	(34,031)	(216,136)	219,372	(722,894)	56,692	(666,202)

Operating income	166,064	815,144	64,635	864	143,671	441,872	1,632,250	(58,044)	1,574,206
Non-operating income (expense)	(35,081)	(1,619)	46,559	(5,288)	(1,504)	55,291	58,358	(79,175)	(20,817)

Net income before income tax expense	130,983	813,525	111,194	(4,424)	142,167	497,163	1,690,608	(137,219)	1,553,389
Income tax expense	(31,698)	(203,983)	(26,909)	1,071	(32,774)	16,475	(277,818)	1,962	(275,856)

Net income	99,285	609,542	84,285	(3,353)	109,393	513,638	1,412,790	(135,257)	1,277,533

	For the year ended December 31, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Cards	Head- quarters and others	Sub-total	Inter- segment transaction	Total
Net Interest income	1,702,939	1,795,377	12,124	36,883	463,603	622,790	4,633,716	586,934	5,220,650
Interest income	3,149,625	2,964,813	148,500	18,834	599,550	1,360,734	8,242,056	308,631	8,550,687
Interest expense	(955,836)	(1,681,652)	(243)	—	(135,947)	(834,662)	(3,608,340)	278,303	(3,330,037)
Inter-segment	(490,850)	512,216	(136,133)	18,049	—	96,718	—	—	—
Net non-interest income	649,950	571,336	152,168	69,671	73,537	389,004	1,905,666	(745,990)	1,159,676
Non-interest income	802,387	680,778	366,523	9,548,399	1,163,575	2,683,407	15,245,069	(395,833)	14,849,236
Non-interest expense	(253,961)	(170,268)	(214,355)	(9,478,728)	(1,090,038)	(2,132,053)	(13,339,403)	(350,157)	(13,689,560)
Inter-segment	101,524	60,826	—	—	—	(162,350)	—	—	—
Other income(expense)	(1,906,561)	(1,149,288)	(63,835)	14,662	(398,652)	(939,406)	(4,443,080)	219,496	(4,223,584)
Administrative expense	(1,808,974)	(832,429)	(12,881)	(16,567)	(163,536)	(954,238)	(3,788,625)	257,824	(3,530,801)
Impairment losses due to credit loss and others	(97,587)	(316,859)	(50,954)	31,229	(235,116)	14,832	(654,455)	(38,328)	(692,783)

Operating income	446,328	1,217,425	100,457	121,216	138,488	72,388	2,096,302	60,440	2,156,742
Non-operating income (expense)	(98,510)	(3,153)	39,350	—	(5,219)	(112,734)	(180,266)	(26,970)	(207,236)

Net income before income tax expense	347,818	1,214,272	139,807	121,216	133,269	(40,346)	1,916,036	33,470	1,949,506
Income tax expense	(84,172)	(296,634)	(33,834)	(29,335)	(32,055)	63,396	(412,634)	(6,784)	(419,418)

Net income	263,646	917,638	105,973	91,881	101,214	23,050	1,503,402	26,686	1,530,088